Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Trade receivables	¥ 977,355	¥ 770,896
Other receivables	36,287	58,050
Chargebacks and other allowances	(158,267)	(109,718)
Total	844,312	709,465
Impairment loss allowance | Trade and other receivables
Disclosure of financial assets [line items]
Impairment loss allowance	¥ (11,063)	¥ (9,763)